Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 24,976,833	$ 17,839,652
Less: accumulated depreciation	(9,658,083)	(9,792,037)
Property, plant and equipment, net	15,318,750	8,047,615
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	4,702,714	4,770,665
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	9,439,854	8,398,347
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	1,100,660	1,116,564
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	636,766	636,193
Construction in progress (“CIP”) [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 9,096,839	$ 2,917,883